Equity-Based Compensation	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity-Based Compensation
Equity-Based Compensation

Note P — Equity-Based Compensation

Class P Unit Incentive Plan

The Company’s Parent adopted a written compensatory benefit plan (the “Class P Unit Incentive Plan”) to provide incentives to existing or new employees, officers, managers, directors, or other service providers of the Company or its subsidiaries in the form of the Parent’s class P Units (“Incentive Units”). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (“Tranche I,” “Tranche II,” and “Tranche III”): Tranche I, Tranche II, and Tranche III Incentive Units are subject to performance-based, service-based, and market-based conditions.

On March 24, 2021, the Company’s Parent amended the Class P Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units will immediately become fully vested, subject to continued employment or provision of services, upon the closing of the transaction stipulated in the Agreement and Plan of Merger (the “Merger Agreement”) dated March 25, 2021. The Company’s Parent also amended the Class P Unit Incentive Plan so that the Tranche II Incentive Units will vest on any liquidation event, as defined in the Class P Unit Incentive Plan, rather than only upon consummation of the sale of the Parent, subject to the market-based condition stipulated in the Class P Unit Incentive Plan prior to its amendment. As of June 30, 2021, there was approximately $27,942 thousand of unrecognized compensation costs related to Incentive Units.

Note Q – Equity-Based Compensation

Predecessor

2011 Equity Incentive Plan

Prior to June 22, 2020 the Predecessor maintained a plan to provide a performance incentive and to encourage stock ownership by employees, officers, and directors of the Predecessor (“the 2011 Equity Incentive Plan”). 1,000,000 Predecessor common stock shares were reserved and available for grant and issuance pursuant to the 2011 Equity Incentive Plan.

Under the 2011 Equity Incentive Plan, incentive stock options (“ISOs”) could only be granted to employees, while non-qualified stock options (“NQSOs”) could be granted to employees, officers, directors, and other service providers of the Predecessor. ISOs and NQSOs had a four-year graded vesting period, with a quarter of each grant vesting one year from the grant date and 2.08% vesting monthly thereafter over 36 months; the vesting of ISOs was subject to continued employment. The maximum term over which ISOs and NQSOs were exercisable was 10 years from the date the ISOs or the NQSOs were granted.

	Predecessor
	Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Grant date fair value of options granted	$—	$17
Intrinsic value of options exercised	—	62
Grant date fair value of shares vested	9	23
Cash received from options exercised	—	16
Tax benefit from options exercised	—	(3)

The Predecessor recognized the equity-based compensation cost related to the 2011 Equity Incentive Plan over the requisite service period using the straight-line attribution method. The Predecessor used the Black-Scholes OPM for measuring the fair value of the awards for which equity-based compensation cost was recognized under the 2011 Equity Incentive Plan. The assumptions used in determining the fair value of ISOs and NQSOs for the Predecessor 2020 Period and the Predecessor 2019 Period are as follows:

Predecessor
Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Range of expected time to exit (years)	3-5	3-5
Range of volatilities	55.00-63.09%	55.00-63.09%
Range of risk-free interest rates	1.33-2.51%	1.33-2.51%

The expected time to exit used in the determination of the fair value of the ISOs and NQSOs was based on the expected time to liquidity assessed by the Predecessor. The historical volatility used in the determination of the fair value of the ISOs and NQSOs was based on analysis of the historical volatility of comparable public companies and factors specific to the Predecessor. Selling, general and administrative for the Predecessor 2020 Period and the Predecessor 2019 Period included approximately $7 thousand and $22 thousand of equity-based compensation related to ISOs and NQSOs. The related tax benefit for the Predecessor 2020 Period and the Predecessor 2019 Period was $1 thousand and $5 thousand, respectively.

Certain unvested ISOs and NQSOs became fully vested and were settled for $523 thousand of the purchase consideration on the MIS acquisition date. Accelerated vesting was triggered by the actions of the Successor, therefore fair value of the consideration attributable to the accelerated equity-based awards relating to post-acquisition services of $102 thousand has been recognized in the Successor 2020 Period; the related tax benefit for the Successor 2020 Period was $21 thousand. The component relating to pre-acquisition services has been included as part of the MIS purchase consideration. There were no remaining ISOs and NQSOs outstanding as of December 31, 2020 (Successor).

		Weighted
	ISOs	average exercise
	and NQSOs	price
Outstanding as of December 31, 2019	133,661	$1.47
Forfeited	(2,900)	$1.80
Settled or cancelled	(130,761)	$1.46
Outstanding as of December 31, 2020	—

Predecessor Promissory Notes

Between 2014 and 2017, the Predecessor extended loans to three key members of management for the purchase of Predecessor shares for a principal of $1,022 thousand (the “Predecessor Promissory Notes”). The Predecessor Promissory Notes were secured by the underlying shares and were nonrecourse to the respective debtor’s personal assets. The Predecessor Promissory Notes carried interest at between 1.85% and 1.91% per annum, and were expected to mature between April 2020 and June 2023 or earlier upon the occurrence of certain events specified in the Predecessor Promissory Notes.

The Predecessor Promissory Notes represented in-substance ISOs with a grant date fair value of $520 thousand and the equity-based compensation expense related to them was recognized over the requisite service period of four years. Pursuant to the Recapitalization, a Release of Security Interest Agreement, dated October 17, 2019, was executed between the three debtors of the Predecessor Promissory Notes and the Predecessor. The Release of Security Interest Agreement stipulated the release of the Predecessor’s security interest in the portion of the Common Stock issued to each debtor of the Predecessor Promissory Notes that was reclassified to Class F Common Stock and to Preferred Stock in the Recapitalization, while retaining the security interest in the portion that remained as Common Stock after the Recapitalization. These events resulted in a modification of the original in-substance options associated with the Predecessor Promissory Notes; the total incremental cost resulting from this modification was $2,170 thousand.

Selling, general and administrative for the Predecessor 2020 Period and the Predecessor 2019 Period included approximately $988 thousand and $2,267 thousand of equity-based compensation related to Predecessor Promissory Notes, including the incremental cost related to the modification resulting from the Release of Security Interest Agreement. The Predecessor 2020 Period equity-based compensation expense also includes the expense related to the accelerated vesting of the Predecessor Promissory Notes; in accordance with the original terms of the grants, on June 22, 2020, the Successor’s acquisition of MIS accelerated the vesting of the Predecessor Promissory Notes in-substance options, and the related principal and interest outstanding on the such notes was forgiven. The tax benefit of equity-based compensation related to the Predecessor Promissory Notes for the Predecessor 2020 Period and the 2019 Predecessor Period was $208 thousand and $476 thousand, respectively.

The assumptions used in determining the fair value of the in-substance ISOs represented by the Predecessor Promissory Notes for the Predecessor 2020 Period and the Predecessor 2019 Period are as follows:

Predecessor
Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Range of expected time to exit (years)	3-5	3-5
Range of volatilities	55.00-63.09%	55.00-63.09%
Range of Predecessor Promissory Notes interest rates	1.85-1.91%	1.85-1.91%
Range of risk-free interest rates	1.33-1.62%	1.33-1.62%

The expected time to exit used in the determination of the fair value of the Predecessor Promissory Notes was based on the expected time to liquidity assessed by the Predecessor. The historical volatility used in the determination of the fair value of the in-substance ISOs represented by the Predecessor Promissory Notes was based on analysis of the historical volatility of comparable public companies and factors specific to the Predecessor.

	Predecessor
	Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Grant date fair value of shares vested	12	228

In-substance
ISOs
represented
	by the	Weighted-
	Predecessor	average
	Promissory	exercise
	Notes	price
Outstanding as of December 31, 2019	1,028,784	$0.99
Settled or cancelled	(1,028,784)	$0.99
Outstanding as of December 31, 2020	—

Successor

Class P Unit Incentive Plan

The Company’s Parent adopted a written compensatory benefit plan (the “Class P Unit Incentive Plan”) to provide incentives to existing or new employees, officers, managers, directors, or other service providers of the Company or its subsidiaries in the form of the Parent’s class P Units (“Incentive Units”). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (“Tranche I,” “Tranche II,” and “Tranche III”): Tranche I, Tranche II, and Tranche III Incentive Units are subject to performance-based, service-based, and market-based conditions.

●	The performance condition relates to the sale of the Parent or the occurrence of a liquidity event for Tranche I and sale of the Parent for Tranche II and Tranche III
●	The service condition relates to the five-year required service period of the grantee for Tranche I and continued employment of the grantee through the performance condition achievement date for Tranche II and Tranche III
●	The market-based condition relates to a target internal rate of return, as defined in the Class P Unit Incentive Plan, required from the sale of the Parent or liquidity event, for Tranche I, Tranche II, and Tranche III

Equity-based compensation for awards with performance conditions is based on the probable outcome of the related performance condition. The vesting for each tranche of the Incentive Units is contingent on the sale of the Parent or a liquidity event. As such events are not considered probable until they occur, recognition of equity-based compensation for the Incentive Units is deferred until the sale of the Parent or a liquidity event occurs. Once the event occurs, unrecognized compensation cost associated with the performance-vesting Incentive Units (based on their grant date fair value) will be recognized based on the portion of the requisite service period that has been rendered.

The grant date fair value of the Incentive Units was $1,900 thousand for the Successor 2020 Period. There was no equity-based compensation recognized for the Successor 2020 Period; as of December 31, 2020 (Successor), there was approximately $1,894 thousand of unrecognized compensation costs related to Incentive Units.

Certain information related to the Incentive Units is presented as follows:

Incentive
Units
Unvested and outstanding as of December 31, 2019	—
Granted	6,170,000
Forfeited	(18,750)
Unvested and outstanding as of December 31, 2020	6,151,250

The assumptions used in determining the fair value of the Incentive Units for the Successor 2020 Period are as follows:

Successor
Period from
February 10, 2020
to December 31,
2020
Volatility	$70.1%
Risk-free interest rate	0.25%
Expected time to exit (years)	3.50

The volatility used in the determination of the fair value of the Incentive Units was based on analysis of the historical volatility of guideline public companies and factors specific to the Successor.